SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.2939, representing the noon buying rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

As mentioned in Note 1 (a), the 4 Disposed Businesses have been disposed of in 2011 and classified as discontinued operations, and Beijing Century College Group has been classified as held for sale and is also classified under discontinued operations.

b. Comparability due to disposal and reclassification

Amounts in the consolidated financial statements for the year ended December 31, 2010 were reclassified to conform to the presentation used in the year ended December 31, 2011.  See Note 24- “Discontinued Operations” for a discussion relating to these reclassifications.  The results of the discontinued operations have been reflected separately in the statement of operations as a single line-item in accordance with U.S. GAAP.

The consolidated statements of operations and segment reporting information for the two years ended December 31, 2009 and 2010 were also revised. The revisions relate to i) a reclassification of amortization expense attributable to student populations, and ii) to include the disclosure of cost of sales for software products. The amortization charge was previously reported within general and administrative expenses, and has now been reclassified into cost of sales in 2011. The 2009 and 2010 cost of sales and general and administrative expenses have been restated by RMB 12,126 and RMB 18,155, respectively to ensure comparability. The Company considers the current classification to be more appropriate given that student populations contribute directly to the generation of “Educational program and services” revenue.

c. Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, goodwill and other intangible assets, income taxes, bad debt provision and contingencies. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

d. Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation. Non-controlling interests represent the equity interests in the Company’s subsidiaries and VIEs that are not attributable, either directly or indirectly, to the Company.

e. Significant risks and uncertainties

The Group participates in a regulated and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: the share market performance and public interest in companies operating in the PRC that are listed on the share market in the United States; competition from other competitors; regulatory or other PRC related factors including risk in relation to the VIE structure ; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s success in managing and integrating businesses acquired; and general risks associated with the education industry in the PRC.

f. Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

g. Restricted cash

Restricted cash relates to cash deposited into banking institutions as a security deposit to enable further borrowings from the bank.

h. Term deposits

Term deposits consist of bank deposits with an original maturity of between three to twelve months.

i. Allowance for doubtful accounts

Accounts receivable mainly represent the amounts due from the customers, distributors, or students of the Company’s various subsidiaries and VIEs. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote.

j. Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right.

k. Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 – 50 years
Motor vehicles	5 years
Office and computer equipments	3 – 5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

l. Construction in progress

Construction in progress represents property and equipment under construction or installation, which is recorded at actual cost. Cost comprises the original cost of equipment, installation costs and construction costs. Borrowing costs on qualifying assets are capitalized as part of the cost of the fixed assets until the assets are ready for their intended use. Construction in progress is transferred to fixed assets when the assets are ready for their intended use, at which time depreciation begins.

m. Intangible assets, net

Finite lived intangible assets are initially recorded at fair value when acquired in a business combination and are amortized on a straight-line basis except student populations and customer relationships which are amortized using an accelerated method to reflect the expected departure rate over the remaining useful life of the asset. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (see Note 7-”Intangible assets, net” for additional information):

Software	3 years to 5 years
Student populations	2.8 years to 15 years
Customer relationships	1.8 years to 5.7 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Non compete agreement	3 years to 4.5 years
Trade names	Indefinite

The Group has determined that trade names have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually in the fourth quarter or more frequently if events or circumstances indicate that the assets may be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values.

n. Segments

The Group determined its reporting units in accordance with ASC 280, “Segment Reporting” (“ASC 280”). The group evaluates a reporting unit by first identifying its operating segments under ASC 280, and then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Group evaluate those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Group determines if the segments are economically similar and, if so, the operating segments are aggregated. The Group currently has four operating segments and eight reporting units. Please refer to Note 20 “Segment information” for details.

o. Goodwill

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired with the following two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. The fair value of each reporting unit is established using a combination of expected present value of future cash flows and income approach valuation methodologies. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. A reporting unit constitutes a business for which discrete profit and loss financial information is available. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgement and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparables. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar. Therefore, 21st school was tested for impairment as its own reporting unit at the date that a decision was made to dispose of the school and this led to an impairment charge of RMB 25,336 for the year ended December 31, 2011. Please refer to Note 8 of the financial statements for details.

The Group performs impairment tests in the fourth quarter of each year. At the latest impairment test date, the fair value of our reporting units was significantly in excess of carrying value.  As of September 30, 2011, if the discount rates (weighted average cost of capital used in our analysis) had been 100 basis points higher than those estimated for each reporting unit and all other assumptions were held constant, the goodwill  impairment test would have resulted in the same conclusion.  Similarly, if the long-term growth rates had been 100 basis points lower than those estimated for each reporting unit and all other assumptions were held constant, the goodwill impairment test would have resulted in the same conclusion.

Future changes in the judgements and estimates underlying our analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill.

Except for the impairment loss recognized in relation to entities disposed or in the process of being disposing in 2011, no other goodwill impairment loss was recognized for any years presented.

p. Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. In addition to the impairment loss recognized in relation to discontinued operations, no other, impairment loss related to long-lived assets during the years ended December 31, 2009, 2010 and 2011.

q. Revenue recognition

The Group’s revenue is primarily generated from delivering educational programs and services and sales of software products. The Group’s customers include mainly students attending classes at its own schools, training centers or college; students attending classes run by our cooperative partners; corporate clients attending our outbound and management training classes; and distributors whom the Group sells its software products or services to.

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and collectability of the related fee is reasonably assured. Revenues presented in the consolidated financial statements represent revenues from educational program and services, and sales of software products. If any of the aforementioned criteria are not met, we defer recognizing the revenue until such time as all criteria are met.

Sales to distributors

Sales to distributors include sales of educational programs and services which mainly consist of career enhancement and corporate training programs where the end user accesses content through the Company’s server or sales of software products where the end user accesses content on a compact disk with no further interaction with the Company.

The Group recognizes revenue from sales to distributors with a proven historical payment record as described below for the relevant service or product. If collectability cannot be reasonably assured, especially for sales to distributors for which no historical payment record exists, revenue starts to be recognized upon the collection of cash attributable to the revenue.

Sales to distributors in 2011 represented 20.7% of total net revenues in 2011 (2010: 15.5%; 2009: 18.4%).

Educational programs and services

Educational programs and services primarily consist of primary and secondary curriculum education, university curriculum education, tutoring programs that supplement primary and secondary curriculum education and career enhancement and other corporate training programs that are provided directly or indirectly to customers, where the Group is responsible for delivery of the programs and services. For the curriculum education programs, the tuition revenue, including accommodation, is recognized on a straight-line basis over the length of the course, which is typically over a period of a semester. For tutoring programs, tuition revenue is recognized on a straight-line basis over the period during which tutoring services are provided to students. Educational materials revenue, which is immaterial and has not been disclosed separately, relates to the sales of books, course materials, course notes for which the Group recognizes revenue when the materials have been delivered to students.

Educational programs and services also include programs offered online which could be accessed through a username and password. Career enhancement services such as CCEP, CBS and the Career GPS System have been offered to students and other customers either directly or through sales to distributors. Revenue attributable to these service offerings is recognized on a straight-line basis over the length of the course, which is typically one to three months.

In accordance with ASU No.2009 -13, the Company treats service contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue on a periodic basis during the contract periods when each deliverable service was provided. Since the contract price is for all the deliverables under the contract, the Company allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASU No.2009 - 13. The Company uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third -party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) management’s best estimate of the selling price for that deliverable.

Sales of software products

Software product revenues relate to revenues from the sale of educational compact disks (“CDs”) either directly to students or to distributors or educational content downloaded through the internet. Major software products sold includes Bopo English and the Group’s Practice and Training Platform. The sales arrangements do not include post customer support services and the Group does not provide customers with upgrades. The Group recognizes revenue for these products in accordance with U.S. GAAP guidance on software revenue recognition, (i.e. revenue is recognized from the sale of software products when delivery has occurred based on purchase orders, contracts or other documentary evidence, provided that collection of the resulting receivable is reasonably assured.)

If a sales contract stipulates more than one deliverable and includes the sale of software products, the deliverables are considered as multiple accounting units in accordance with ASC Topic 985, “Revenue”, the total revenue on such arrangements is allocated among the individual deliverables based on their relative fair values. For example, the Company has arrangements where sales of software products are bundled with sales of educational services. In such arrangements, the software product is delivered initially before the provision of services. If sufficient vendor-specific objective evidence of fair value does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement. Revenue is recorded net of business tax and surcharges.

Ambow Online, Ambow Yuhua, and Shandong Software Companies, which are the companies from which the Group sells its software products, are each subject to 17% value added tax (“VAT”) for the revenues from software products sold in the PRC. Companies that fulfill certain criteria set by the relevant authorities including developing their own software products and registering the software product with the relevant authorities in the PRC are entitled to a refund of VAT equivalent to the excess of VAT paid over and above 3% of net revenues.

For all years presented, Ambow Online and the Shandong Software Companies have met these criteria and therefore were entitled to the VAT refund. Ambow Yuhua has met these criteria and was entitled to the VAT refund since 2011.

Suzhou Yisi Chuangyi Technology Co., Ltd. (“Suzhou Career Enhancement”) was a small scale VAT taxpayer in 2009, and was subject to 3% VAT on the revenue from software products sold within the PRC. From January 1, 2010, Suzhou Career Enhancement was changed from a small scale VAT taxpayer to a general VAT tax payer and is subject to 17% VAT on the revenues from software products sold in the PRC.

The Company has adopted gross presentation for VAT, by which VAT is included in revenues and cost of revenues, because the Company considers its 17% VAT obligation and its entitlement to a 14% VAT refund as one integrated preferential VAT policy.

Barter transactions

For barter transactions, the Company recognizes revenue and expense at fair value.  For barter transactions involving the receipt of advertising services, the Company recognizes revenue and expense at fair value only if the fair value of the advertising services received in the transaction are determinable.  The Company had no barter transactions in 2009 and 2010.  In 2011, the Company had software sales of RMB 37.3 million to companies with which the Company had also entered into arrangements for those customers to provide the Company advertising services. Both the software sales and the advertising services were separate cash transactions, but given the timing proximity of the transaction to each other, the Company accounted for these in accordance with its barter transaction accounting policy.

r. Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials, and costs paid to sales agents for their services.

Cost of revenues for software products primarily consists of raw material costs of compact disks and packaging and license fees.

s. Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term. The Group normalizes rent expense on operating leases that involve rent concessions.

t. Research and development

Research and development expenses comprise of: i) payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platforms and courseware, and ii) outsourced development costs. Except for costs related to internal use software and website development costs, the Group expenses all other research and development costs when incurred for the years presented.

i)                          Software to be sold, leased or marketed

The Group recognizes costs to develop its online education technology platform and courseware in accordance with the guidance in ASC Topic 985-20, “Costs of Software to be Sold, Leased or Marketed”. Costs incurred for the development of online education technology platforms and courseware, prior to the establishment of technological feasibility, are expensed when incurred. Once an online education technology platform or courseware has reached technological feasibility with a proven ability to operate in the market, all subsequent online education technology platform or courseware development costs are capitalized until the product is available for general release. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses technical design documentation.

ii)                       Internal use software

The Group recognizes internally used software development costs in accordance with the guidance in Internal Use Software subtopic of ASC Topic 350. Accordingly, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

For the years ended December 31, 2009, 2010 and 2011, the Group capitalized certain internal use software development costs of continuing operations totaling approximately RMB 10,285, RMB 25,536, and RMB 9,973, respectively. The estimated useful life of costs capitalized is evaluated for each specific project as four years. For the years ended December 31, 2009, 2010 and 2011, the amortization of capitalized costs amounted to approximately RMB 1,519, RMB 4,409, and RMB 10,007, respectively, and have been included as part of general and administrative expenses and research and development expenses. Capitalized internal use software and website development costs are included in intangible assets: others, net.

u. Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses of continuing operations were RMB 41,240, RMB 70,521 and RMB 138,825 for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

v. Foreign currency translation

The Group uses RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, Hong Kong and the British Virgin Islands is the US$, while the functional currency of the other entities in the Group is the RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statement of shareholders’ equity and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/loss, net on the consolidated statement of operations.

w. Foreign currency risk

The RMB is regulated by the PRC government and is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates. Further, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents and term deposits of the Group included aggregate amounts of RMB 550,290 and RMB 450,901 at December 31, 2010 and 2011, respectively, which were denominated in RMB.

x. Fair value of financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, borrowings and amounts due from and due to related parties. Except for accounts receivable and accounts payable arising from school acquisitions, which are determined based on the incremental borrowing rate discounted using the effective interest method, the carrying values of other financial instruments approximate their fair values due to their short-term maturities.

y. Net income (loss) per share

In accordance with US GAAP guidance on “Computation of Earnings Per Share” and “Participating Securities and the Two-Class Method”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their respective participating rights. All of the preferred shares of the Company are participating securities on a fixed basis (refer to Note 13 for dividend provisions of all preferred shares). Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

z. Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not some portion or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws of the relevant taxing authorities.

aa. Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes as of January 1, 2007. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable. See Note 17—“Income Taxes” for additional information. For the years ended December 31, 2009, 2010 and 2011, the Group did not have any interest and penalties associated with tax positions. See Note 17 for details of the Group’s tax position as of December 31, 2011.

bb. Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported as a component of the consolidated statements of shareholders’ equity.

cc. Imputation of interest on long-term receivables and payables

The Group imputes interest on non-current receivables and payables in accordance with ASC Topic 835-30. Four long-term payable balances amounted to RMB 108 million (maturity dates range from January 2013 to December 2013) and two long-term receivable balances amounted to RMB 22 million (maturity date is December 2031) arose as part of the Group’s business combinations during the year 2009 and 2011. For the years ended December 31, 2010 and 2011, net interest expense of RMB 6,915 and RMB 10,647 were imputed on the outstanding long-term receivable and payable balances using the incremental borrowing rate of approximately 7.01% and 6.99%, respectively.

dd. Share-based compensation

The Group grants share options/ warrants to its employees, directors and non-employees. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Cost of services received from non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period the service is provided. To the extent the Company recognizes any cost of service prior to the time the non-employees complete their performance, any interim measurements that the Company makes during the performance period are made at the then current fair values of equity instruments at each of those interim financial reporting dates.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

ee. Business combinations

The Group adopted on a prospective basis SFAS 141(R) business combinations (now codified as ASC Topic 805, Business Combinations) in January 2009. This guidance significantly changed how business acquisitions were accounted for and impacts financial statements both on the acquisition date and in subsequent periods. The Group accounted for acquisitions made in the years ended December 31, 2009 and 2011 using the acquisition method in accordance with ASC Topic 805.

ff. Borrowing costs

The Group capitalizes the borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset in accordance with ASC Topic 835-20, “Capitalization of Interest.”

gg. Long-lived assets to be disposed of

The Group accounts for a long-lived asset to be disposed of other than by sale in accordance with the provisions of ASC sub-topic 360-10 (“ASC 360-10”), “Impairment and Disposal of Long-lived Assets”, where such long-lived asset continues to be classified as held and used until it is disposed of.  When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

The Group accounts for a long-lived asset or disposal group to be sold in accordance with the provisions ASC 360-10, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a complete sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdraw or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately in the balance sheets.  Long-lived assets reclassified as held for sale are not depreciated or amortized.  The Group follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company.  Such component is reported as discontinued operations.  In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes (benefit), for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the statements of operations.

hh. Discontinued Operations

For a component of the Group that either has been disposed of or is classified as held for sale, the Group accounted for the result of operations of the component as a discontinued operation in accordance with ASC sub-topic 205-20 (“ASC 205-20”),  “Presentation of Financial Statements”, when (1) the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Group as a result of the disposal transaction; and (2) the Group will not have any significant continuing involvement in the operations of the component after the disposal transaction.

ii. Recently issued accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs”. This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (“IASB”) on fair value measurement and is intended to result in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The amendments in ASU 2011-04 are effective for public entities for interim and fiscal year beginning after December 15, 2011, and should be applied prospectively. Early adoption is not permitted for public entities. The Company does not expect this ASU to have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 will be applied retrospectively. The amendments in ASU 2011-05 are effective for public entities for interim and fiscal year beginning after December 15, 2011. Early adoption is permitted. Based on the Company’s evaluation of this ASU, the adoption of this amendment will only impact the presentation of comprehensive income on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350), Testing Goodwill for Impairment”. Annually, the ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines the fair value of a reporting unit is greater than its carrying amount, it is not required to perform the step 1 quantitative goodwill impairment test for the reporting unit. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company did not adopt this ASU in its goodwill testing.

In December 2011, the FASB issued revised guidance on “Disclosures about Offsetting Assets and Liabilities”. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company does not expect this ASU to have a material impact on the Company’s financial statements.